Transactions with related parties (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reserve Quantities [Line Items]
Total related party transaction	R$ 133,626
Total related party transaction receivable	14,597
Sale in advance	70,000
Pagol Participaco Societarias Ltda [Member]
Reserve Quantities [Line Items]
Expense related to services		R$ 3,735
Suppliers [Member]
Reserve Quantities [Line Items]
Expense related to services	3,000	6,455
Payable to related companies	R$ 55	R$ 737